Contingencies	6 Months Ended
Jun. 30, 2023
Contingencies
Contingencies

17.   Contingencies

Environmental issues

The Group is regulated under various national and local environmental, occupational health and safety and other governmental laws and regulations relating to:

●	the operation of installations for manufacturing of metal packaging and surface treatment using solvents;
●	the generation, storage, handling, use and transportation of hazardous materials;
●	the emission of substances and physical agents into the environment;
●	the discharge of waste water and disposal of waste;
●	the remediation of contamination;
●	the design, characteristics, collection and recycling of its packaging products; and
●	the manufacturing and servicing of machinery and equipment for the metal packaging industry.

The Group believes, based on current information, that it is in substantial compliance with applicable environmental laws and regulations and permit requirements. It does not believe it will be required, under existing or anticipated future environmental laws and regulations, to expend amounts, over and above the amounts accrued, which will have a material effect on its business, financial condition or results of operations or cash flows. In addition, no material proceedings against the Group arising under environmental laws are pending. Finally, the Group believes that the potential impact of climate change on the Group has not resulted in a contingent obligation at June 30, 2023.

Legal matters

The Group is involved in certain legal proceedings arising in the normal course of its business. The Group believes that none of these proceedings, either individually or in aggregate, are expected to have a material adverse effect on its business, financial condition, results of operations or cash flows.

Other matters

On March 28, 2023, the Brazilian beverages company, Grupo Petrópolis, which is a customer of AMPSA, filed for a court-supervised reorganization. The Group has assessed the impact of the Grupo Petrópolis filing and concluded that there is no impact on the statement of financial position for the six months ended June 30, 2023.